Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term debt:
Long-term debt	$ 3,241,618	$ 3,090,944
Current portion	(388,159)	(66,656)
Long-term debt Non Current	2,853,459	3,024,288
Revolving credit facilities [Member]
Long-term debt:
Long-term debt	2,268,841	2,287,942
Term loan credit facilities [Member]
Long-term debt:
Long-term debt	$ 972,777	$ 803,002